Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited)

March 31, 2024

	Shares/ Principal	Fair Value
Corporate Bonds and Notes - 99.2%
Advertising - 0.7%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(a)	$387,000	$364,698

Aerospace & Defense - 1.9%
Bombardier, Inc., 7.13%, 6/15/26(a)	90,000	91,298
Spirit AeroSystems, Inc., 9.75%, 11/15/30(a)	59,000	66,001
TransDigm, Inc.
5.50%, 11/15/27	373,000	365,241
6.75%, 8/15/28(a)	311,000	315,477
6.38%, 3/1/29(a)	35,000	35,153
6.63%, 3/1/32(a)	44,000	44,469
		917,639
Agriculture - 1.0%
Turning Point Brands, Inc., 5.63%, 2/15/26(a)	6,000	5,885
Vector Group Ltd., 5.75%, 2/1/29(a)	520,000	481,684
		487,569
Apparel - 0.1%
Crocs, Inc., 4.25%, 3/15/29(a)	56,000	51,147

Auto Manufacturers - 1.3%
Aston Martin Capital Holdings Ltd., 10.00%, 3/31/29(a)	280,000	283,990
Jaguar Land Rover Automotive PLC, 5.88%, 1/15/28(a)	275,000	270,740
Wabash National Corp., 4.50%, 10/15/28(a)	102,000	93,561
		648,291
Auto Parts & Equipment - 1.5%
IHO Verwaltungs GmbH
4.75% Cash, 9/15/26(a),(b)	200,000	194,738
6.00% Cash, 5/15/27(a),(b)	75,000	74,868
Phinia, Inc., 6.75%, 4/15/29(a)	146,000	147,400
Titan International, Inc., 7.00%, 4/30/28	328,000	323,653
		740,659
Banks - 1.8%
Freedom Mortgage Corp.
7.63%, 5/1/26(a)	83,000	82,864
12.00%, 10/1/28(a)	40,000	43,601
12.25%, 10/1/30(a)	40,000	43,985
Intesa Sanpaolo SpA
8.25%, (US 1 Year CMT T-Note + 4.40%), 11/21/33(a),(c)	200,000	223,718
4.95%, (US 1 Year CMT T-Note + 2.75%), 6/1/42(a),(c)	35,000	26,147
Popular, Inc., 7.25%, 3/13/28	201,000	205,801
Texas Capital Bancshares, Inc., 4.00%, (US 5 Year CMT T-Note + 3.15%), 5/6/31(c)	52,000	44,872

	Shares/ Principal	Fair Value

Banks (continued)
UniCredit SpA, 5.46%, (US 5 Year CMT T-Note + 4.75%), 6/30/35(a),(c)	$200,000	$187,745
		858,733
Building Materials - 0.9%
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(a)	35,000	37,578
Boise Cascade Co., 4.88%, 7/1/30(a)	135,000	125,378
Builders FirstSource, Inc., 6.38%, 3/1/34(a)	24,000	24,114
Eco Material Technologies, Inc., 7.88%, 1/31/27(a)	95,000	96,415
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(a)	100,000	106,889
Standard Industries, Inc., 4.75%, 1/15/28(a)	56,000	53,444
		443,818
Chemicals - 3.1%
Chemours Co. (The)
5.38%, 5/15/27	27,000	25,884
5.75%, 11/15/28(a)	418,000	385,445
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 6/15/28(a)	329,000	316,228
NOVA Chemicals Corp.
8.50%, 11/15/28(a)	60,000	63,856
9.00%, 2/15/30(a)	75,000	77,369
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.00%, 1/27/30(a)	98,000	89,899
Rain Carbon, Inc., 12.25%, 9/1/29(a)	342,000	355,132
Rain CII Carbon LLC / CII Carbon Corp., 7.25%, 4/1/25(a)	2,000	1,958
SK Invictus Intermediate II Sarl, 5.00%, 10/30/29(a)	218,000	194,469
		1,510,240
Coal - 0.6%
SunCoke Energy, Inc., 4.88%, 6/30/29(a)	200,000	181,156
Warrior Met Coal, Inc., 7.88%, 12/1/28(a)	104,000	104,607
		285,763
Commercial Services - 4.6%
Adtalem Global Education, Inc., 5.50%, 3/1/28(a)	82,000	78,500
APX Group, Inc.
6.75%, 2/15/27(a)	315,000	316,172
5.75%, 7/15/29(a)	304,000	292,256
CoreCivic, Inc., 8.25%, 4/15/29	175,000	183,034
CPI CG, Inc., 8.63%, 3/15/26(a)	226,000	225,135
EquipmentShare.com, Inc., 9.00%, 5/15/28(a)	25,000	25,746
Garda World Security Corp., 7.75%, 2/15/28(a)	25,000	25,636

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

	Shares/ Principal	Fair Value

Commercial Services (continued)
GEO Group, Inc. (The), 10.50%, 6/30/28	$151,000	$153,831
Neptune Bidco US, Inc., 9.29%, 4/15/29(a)	122,000	115,380
PROG Holdings, Inc., 6.00%, 11/15/29(a)	310,000	289,667
Sabre GLBL, Inc., 11.25%, 12/15/27(a)	237,000	222,427
TriNet Group, Inc., 7.13%, 8/15/31(a)	80,000	82,097
Upbound Group, Inc., 6.38%, 2/15/29(a)	236,000	229,112
VT Topco, Inc., 8.50%, 8/15/30(a)	27,000	28,318
		2,267,311
Computers - 1.2%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 6.00%, 11/1/29(a)	27,000	24,434
KBR, Inc., 4.75%, 9/30/28(a)	134,000	123,220
NCR Atleos Corp., 9.50%, 4/1/29(a)	60,000	64,177
Seagate HDD Cayman, 9.63%, 12/1/32	59,000	67,247
Western Digital Corp., 4.75%, 2/15/26	329,000	321,562
		600,640
Distribution & Wholesale - 0.3%
G-III Apparel Group Ltd., 7.88%, 8/15/25(a)	100,000	100,163
Windsor Holdings III LLC, 8.50%, 6/15/30(a)	45,000	47,172
		147,335
Diversified Financial Services - 10.2%
AG TTMT Escrow Issuer LLC, 8.63%, 9/30/27(a)	75,000	77,689
Bread Financial Holdings, Inc., 9.75%, 3/15/29(a)	268,000	278,805
Burford Capital Global Finance LLC
6.88%, 4/15/30(a)	130,000	127,972
9.25%, 7/1/31(a)	400,000	423,520
Coinbase Global, Inc., 3.38%, 10/1/28(a)	601,000	514,226
Credit Acceptance Corp.
6.63%, 3/15/26	28,000	27,981
9.25%, 12/15/28(a)	329,000	354,056
Enova International, Inc., 11.25%, 12/15/28(a)	147,000	155,465
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(a)	66,000	67,550
GGAM Finance Ltd.
7.75%, 5/15/26(a)	30,000	30,617
8.00%, 2/15/27(a)	55,000	56,786
8.00%, 6/15/28(a)	28,000	29,241
goeasy Ltd.
4.38%, 5/1/26(a)	54,000	51,780
9.25%, 12/1/28(a)	265,000	282,537
7.63%, 7/1/29(a)	153,000	153,224

	Shares/ Principal	Fair Value

Diversified Financial Services (continued)
Macquarie Airfinance Holdings Ltd., 8.38%, 5/1/28(a)	$25,000	$26,500
Nationstar Mortgage Holdings, Inc.
5.00%, 2/1/26(a)	67,000	65,570
5.50%, 8/15/28(a)	159,000	152,216
5.75%, 11/15/31(a)	397,000	366,233
7.13%, 2/1/32(a)	35,000	34,741
NFP Corp., 8.50%, 10/1/31(a)	55,000	60,529
OneMain Finance Corp.
7.13%, 3/15/26	257,000	261,805
9.00%, 1/15/29	70,000	74,262
PennyMac Financial Services, Inc.
5.38%, 10/15/25(a)	30,000	29,656
7.88%, 12/15/29(a)	9,000	9,249
StoneX Group, Inc., 7.88%, 3/1/31(a)	264,000	267,812
Synchrony Financial, 7.25%, 2/2/33	378,000	375,953
United Wholesale Mortgage LLC
5.50%, 11/15/25(a)	152,000	150,649
5.75%, 6/15/27(a)	428,000	416,240
5.50%, 4/15/29(a)	43,000	40,680
		4,963,544
Electric - 2.1%
NRG Energy, Inc., 7.00%, 3/15/33(a)	120,000	128,021
Talen Energy Supply LLC, 8.63%, 6/1/30(a)	90,000	96,242
Vistra Operations Co. LLC
5.50%, 9/1/26(a)	117,000	115,205
5.63%, 2/15/27(a)	221,000	217,623
5.00%, 7/31/27(a)	27,000	26,146
7.75%, 10/15/31(a)	415,000	434,590
		1,017,827
Electrical Components & Equipment - 0.1%
Energizer Holdings, Inc., 6.50%, 12/31/27(a)	47,000	46,747

Engineering & Construction - 0.7%
Brand Industrial Services, Inc., 10.38%, 8/1/30(a)	50,000	54,115
MasTec, Inc., 6.63%, 8/15/29(a)	161,000	151,188
VM Consolidated, Inc., 5.50%, 4/15/29(a)	89,000	85,314
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 9/15/28(a)	37,000	34,214
		324,831
Entertainment - 1.9%
Affinity Interactive, 6.88%, 12/15/27(a)	37,000	34,567
Boyne USA, Inc., 4.75%, 5/15/29(a)	82,000	75,990
Churchill Downs, Inc., 6.75%, 5/1/31(a)	272,000	273,543
Jacobs Entertainment, Inc., 6.75%, 2/15/29(a)	45,000	43,714

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

	Shares/ Principal	Fair Value

Entertainment (continued)
Lions Gate Capital Holdings LLC, 5.50%, 4/15/29(a)	$345,000	$264,006
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 5/1/29(a)	40,000	37,033
Resorts World Las Vegas LLC / RWLV Capital, Inc., 8.45%, 7/27/30(a)	200,000	215,828
		944,681
Forest Products & Paper - 0.6%
Domtar Corp., 6.75%, 10/1/28(a)	320,000	290,391

Gas - 1.0%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.88%, 8/20/26	145,000	144,778
5.75%, 5/20/27	110,000	107,467
9.38%, 6/1/28(a)	216,000	223,648
		475,893
Healthcare-Products - 0.5%
Bausch + Lomb Corp., 8.38%, 10/1/28(a)	201,000	207,400
Embecta Corp., 6.75%, 2/15/30(a)	60,000	51,986
		259,386
Healthcare-Services - 2.1%
DaVita, Inc., 4.63%, 6/1/30(a)	535,000	479,028
Fortrea Holdings, Inc., 7.50%, 7/1/30(a)	149,000	153,905
LifePoint Health, Inc.
9.88%, 8/15/30(a)	47,000	49,155
11.00%, 10/15/30(a)	40,000	42,752
Star Parent, Inc., 9.00%, 10/1/30(a)	25,000	26,458
Tenet Healthcare Corp., 6.13%, 10/1/28	286,000	285,314
		1,036,612
Holding Companies-Divers - 0.1%
Stena International SA, 7.25%, 1/15/31(a)	75,000	74,776

Home Builders - 1.8%
Adams Homes, Inc., 9.25%, 10/15/28(a)	72,000	74,648
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.63%, 1/15/28(a)	37,000	37,120
4.63%, 4/1/30(a)	28,000	25,590
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 6.25%, 9/15/27(a)	90,000	88,049
Installed Building Products, Inc., 5.75%, 2/1/28(a)	158,000	153,793
LGI Homes, Inc.
8.75%, 12/15/28(a)	143,000	150,904
4.00%, 7/15/29(a)	84,000	73,397
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 4/1/29	43,000	40,493

	Shares/ Principal	Fair Value

Home Builders (continued)
Thor Industries, Inc., 4.00%, 10/15/29(a)	$252,000	$225,115
		869,109
Home Furnishings - 0.1%
Tempur Sealy International, Inc., 4.00%, 4/15/29(a)	54,000	49,024

Internet - 2.3%
Cars.com, Inc., 6.38%, 11/1/28(a)	220,000	214,019
Cogent Communications Group, Inc., 7.00%, 6/15/27(a)	399,000	397,145
Rakuten Group, Inc.
11.25%, 2/15/27(a)	420,000	445,020
5.13%, (US 5 Year CMT T-Note + 4.58%), 10/22/72(a),(c)	50,000	43,124
6.25%, (US 5 Year CMT T-Note + 4.96%), 10/22/72(a),(c)	50,000	37,380
		1,136,688
Investment Companies - 0.5%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.38%, 12/15/25	21,000	20,831
6.25%, 5/15/26	46,000	45,058
9.75%, 1/15/29(a)	191,000	199,441
		265,330
Iron & Steel - 1.6%
Infrabuild Australia Pty Ltd., 14.50%, 11/15/28(a)	70,000	72,625
Mineral Resources Ltd.
8.13%, 5/1/27(a)	135,000	136,563
8.00%, 11/1/27(a)	120,000	122,617
9.25%, 10/1/28(a)	200,000	210,442
8.50%, 5/1/30(a)	215,000	221,616
		763,863
Iron/Steel - 0.2%
Algoma Steel, Inc., 9.13%, 4/15/29(a)	75,000	75,563

Leisure Time - 2.1%
Amer Sports Co., 6.75%, 2/16/31(a)	30,000	29,969
Carnival Corp.
7.63%, 3/1/26(a)	420,000	425,225
5.75%, 3/1/27(a)	35,000	34,649
10.50%, 6/1/30(a)	233,000	254,858
NCL Corp. Ltd., 8.38%, 2/1/28(a)	79,000	83,448
Royal Caribbean Cruises Ltd., 5.50%, 8/31/26(a)	194,000	192,335
		1,020,484
Lodging - 0.3%
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29(a)	40,000	37,335

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

	Shares/ Principal	Fair Value

Lodging (continued)
Travel + Leisure Co., 6.63%, 7/31/26(a)	$127,000	$127,893
		165,228
Media - 9.1%
AMC Networks, Inc.
4.75%, 8/1/25	85,000	84,960
10.25%, 1/15/29(a)	146,000	146,913
4.25%, 2/15/29	167,000	118,302
Belo Corp., 7.75%, 6/1/27	4,000	4,126
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 5/1/27(a)	132,000	125,587
5.00%, 2/1/28(a)	46,000	42,837
5.38%, 6/1/29(a)	167,000	152,821
4.75%, 3/1/30(a)	72,000	61,968
4.50%, 8/15/30(a)	26,000	21,880
4.25%, 2/1/31(a)	94,000	76,805
7.38%, 3/1/31(a)	340,000	333,508
4.75%, 2/1/32(a)	121,000	98,758
4.50%, 5/1/32	146,000	117,262
4.50%, 6/1/33(a)	161,000	125,752
CSC Holdings LLC
11.25%, 5/15/28(a)	150,000	148,641
11.75%, 1/31/29(a)	185,000	185,261
Directv Financing LLC, 8.88%, 2/1/30(a)	40,000	39,914
DIRECTV Financing LLC / DIRECTV Financing Co.-Obligor, Inc., 5.88%, 8/15/27(a)	635,000	600,974
GCI LLC, 4.75%, 10/15/28(a)	275,000	252,166
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(a)	55,000	51,616
Nexstar Media, Inc.
5.63%, 7/15/27(a)	288,000	276,434
4.75%, 11/1/28(a)	202,000	184,057
Sinclair Television Group, Inc., 4.13%, 12/1/30(a)	289,000	210,496
Sunrise FinCo I BV, 4.88%, 7/15/31(a)	60,000	53,549
Sunrise HoldCo IV BV, 5.50%, 1/15/28(a)	25,000	24,003
TEGNA, Inc.
4.63%, 3/15/28	214,000	195,731
5.00%, 9/15/29	22,000	19,725
Townsquare Media, Inc., 6.88%, 2/1/26(a)	221,000	215,475
Univision Communications, Inc.
8.00%, 8/15/28(a)	125,000	127,347
7.38%, 6/30/30(a)	90,000	88,923
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(a)	150,000	138,727

	Shares/ Principal	Fair Value

Media (continued)
VZ Secured Financing BV, 5.00%, 1/15/32(a)	$125,000	$107,309
		4,431,827
Mining - 2.9%
Eldorado Gold Corp., 6.25%, 9/1/29(a)	307,000	294,835
FMG Resources August 2006 Pty Ltd.
5.88%, 4/15/30(a)	430,000	423,111
6.13%, 4/15/32(a)	79,000	78,133
New Gold, Inc., 7.50%, 7/15/27(a)	211,000	211,477
Taseko Mines Ltd., 7.00%, 2/15/26(a)	398,000	399,589
		1,407,145
Miscellaneous Manufacturing - 0.1%
Calderys Financing LLC, 11.25%, 6/1/28(a)	54,000	58,064

Office & Business Equipment - 0.7%
Pitney Bowes, Inc.
6.88%, 3/15/27(a)	15,000	13,696
7.25%, 3/15/29(a)	189,000	168,865
Xerox Holdings Corp.
5.00%, 8/15/25(a)	15,000	14,797
5.50%, 8/15/28(a)	49,000	44,616
8.88%, 11/30/29(a)	121,000	123,276
		365,250
Office Furnishings - 0.6%
Interface, Inc., 5.50%, 12/1/28(a)	95,000	90,458
Steelcase, Inc., 5.13%, 1/18/29	202,000	190,891
		281,349
Oil & Gas - 11.0%
Aethon United BR LP / Aethon United Finance Corp., 8.25%, 2/15/26(a)	39,000	39,445
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.88%, 6/30/29(a)	50,000	47,680
Athabasca Oil Corp., 9.75%, 11/1/26(a)	33,000	34,821
Baytex Energy Corp.
8.75%, 4/1/27(a)	151,000	157,606
8.50%, 4/30/30(a)	34,000	35,456
Berry Petroleum Co. LLC, 7.00%, 2/15/26(a)	180,000	177,689
Borr IHC Ltd. / Borr Finance LLC
10.00%, 11/15/28(a)	140,000	145,390
10.38%, 11/15/30(a)	281,000	292,240
Chord Energy Corp., 6.38%, 6/1/26(a)	255,000	256,040
Civitas Resources, Inc., 8.38%, 7/1/28(a)	295,000	310,606
CVR Energy, Inc.
5.75%, 2/15/28(a)	118,000	110,819
8.50%, 1/15/29(a)	293,000	296,878
Energean PLC, 6.50%, 4/30/27(a)	200,000	188,000
Ithaca Energy North Sea PLC, 9.00%, 7/15/26(a)	300,000	303,143

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

	Shares/ Principal	Fair Value

Oil & Gas (continued)
MEG Energy Corp., 5.88%, 2/1/29(a)	$135,000	$132,719
Noble Finance II LLC, 8.00%, 4/15/30(a)	240,000	250,111
Northern Oil & Gas, Inc.
8.13%, 3/1/28(a)	266,000	270,037
8.75%, 6/15/31(a)	158,000	166,879
PBF Holding Co. LLC / PBF Finance Corp.
6.00%, 2/15/28	317,000	311,992
7.88%, 9/15/30(a)	106,000	110,124
Seadrill Finance Ltd., 8.38%, 8/1/30(a)	305,000	320,023
Strathcona Resources Ltd., 6.88%, 8/1/26(a)	308,000	308,538
Sunoco LP / Sunoco Finance Corp., 7.00%, 9/15/28(a)	65,000	66,417
Talos Production, Inc.
9.00%, 2/1/29(a)	225,000	238,994
9.38%, 2/1/31(a)	213,000	227,086
Valaris Ltd., 8.38%, 4/30/30(a)	480,000	495,737
Vermilion Energy, Inc., 5.63%, 3/15/25(a)	15,000	14,948
W&T Offshore, Inc., 11.75%, 2/1/26(a)	59,000	61,108
		5,370,526
Oil & Gas Services - 2.4%
Bristow Group, Inc., 6.88%, 3/1/28(a)	101,000	98,879
Enerflex Ltd., 9.00%, 10/15/27(a)	82,000	84,103
Helix Energy Solutions Group, Inc., 9.75%, 3/1/29(a)	175,000	187,332
Kodiak Gas Services LLC, 7.25%, 2/15/29(a)	67,000	68,268
Oceaneering International, Inc., 6.00%, 2/1/28	65,000	64,015
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 4/1/26	58,000	57,930
6.88%, 9/1/27	169,000	169,918
7.13%, 3/15/29(a)	120,000	121,615
Weatherford International Ltd., 8.63%, 4/30/30(a)	310,000	323,638
		1,175,698
Packaging & Containers - 0.4%
LABL, Inc., 9.50%, 11/1/28(a)	40,000	40,463
Mauser Packaging Solutions Holding Co., 7.88%, 8/15/26(a)	130,000	132,462
		172,925
Passenger Airlines - 2.7%
American Airlines, Inc.
7.25%, 2/15/28(a)	385,000	391,388
8.50%, 5/15/29(a)	270,000	285,129
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(a)	132,286	124,326

	Shares/ Principal	Fair Value

Passenger Airlines (continued)
United Airlines, Inc.
4.38%, 4/15/26(a)	$183,000	$177,005
4.63%, 4/15/29(a)	275,000	255,980
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.50%, 6/1/28(a)	74,000	62,923
		1,296,751
Pharmaceuticals - 1.4%
Bausch Health Cos., Inc.
5.50%, 11/1/25(a)	60,000	56,635
6.13%, 2/1/27(a)	271,000	168,857
11.00%, 9/30/28(a)	50,000	33,375
BellRing Brands, Inc., 7.00%, 3/15/30(a)	393,000	404,803
		663,670
Pipelines - 5.7%
CNX Midstream Partners LP, 4.75%, 4/15/30(a)	186,000	165,699
CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(a)	50,000	47,236
Delek Logistics Partners LP / Delek Logistics Finance Corp., 8.63%, 3/15/29(a)	105,000	107,222
FTAI Infra Escrow Holdings LLC, 10.50%, 6/1/27(a)	248,000	258,403
Global Partners LP / GLP Finance Corp.
6.88%, 1/15/29	170,000	168,844
8.25%, 1/15/32(a)	206,000	213,560
Howard Midstream Energy Partners LLC
6.75%, 1/15/27(a)	85,000	84,779
8.88%, 7/15/28(a)	24,000	25,319
New Fortress Energy, Inc.
6.75%, 9/15/25(a)	78,000	77,470
6.50%, 9/30/26(a)	466,000	448,772
8.75%, 3/15/29(a)	50,000	49,837
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.13%, 2/15/29(a)	267,000	273,468
8.38%, 2/15/32(a)	251,000	257,475
Prairie Acquiror LP, 9.00%, 8/1/29(a)	35,000	36,028
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.38%, 2/15/29(a)	85,000	85,436
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/30(a)	115,000	115,696
Venture Global LNG, Inc.
8.13%, 6/1/28(a)	115,000	117,477
9.50%, 2/1/29(a)	123,000	132,504
9.88%, 2/1/32(a)	133,000	143,349
		2,808,574

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

	Shares/ Principal	Fair Value

Real Estate - 1.5%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp., 7.00%, 4/15/30(a)	$271,000	$241,410
Five Point Operating Co. LP / Five Point Capital Corp., 10.50%, 1/15/28(a)	238,000	245,040
Howard Hughes Corp. (The)
5.38%, 8/1/28(a)	139,000	133,314
4.13%, 2/1/29(a)	23,000	20,663
Newmark Group, Inc., 7.50%, 1/12/29(a)	87,000	89,464
		729,891
REITS - 3.7%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 6/15/29(a)	166,000	139,782
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LLC, 5.75%, 5/15/26(a)	57,000	55,977
Iron Mountain, Inc.
7.00%, 2/15/29(a)	95,000	96,773
5.63%, 7/15/32(a)	335,000	316,423
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 8/1/26	43,000	39,626
5.00%, 10/15/27	96,000	81,000
4.63%, 8/1/29	85,000	65,192
Rithm Capital Corp.
6.25%, 10/15/25(a)	32,000	31,763
8.00%, 4/1/29(a)	201,000	195,091
RLJ Lodging Trust LP, 4.00%, 9/15/29(a)	6,000	5,290
Service Properties Trust
7.50%, 9/15/25	54,000	54,712
5.25%, 2/15/26	194,000	187,436
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 10.50%, 2/15/28(a)	512,000	530,805
		1,799,870
Retail - 6.1%
1011778 BC ULC / New Red Finance, Inc.
4.38%, 1/15/28(a)	59,000	55,716
4.00%, 10/15/30(a)	453,000	402,825
Academy Ltd., 6.00%, 11/15/27(a)	139,000	137,304
Bath & Body Works, Inc., 6.88%, 11/1/35	14,000	14,321
BlueLinx Holdings, Inc., 6.00%, 11/15/29(a)	473,000	459,398
Brinker International, Inc., 8.25%, 7/15/30(a)	64,000	67,434
Evergreen Acqco 1 LP / TVI, Inc., 9.75%, 4/26/28(a)	154,000	165,531

	Shares/ Principal	Fair Value

Retail (continued)
FirstCash, Inc.
5.63%, 1/1/30(a)	$131,000	$124,520
6.88%, 3/1/32(a)	265,000	264,857
Foot Locker, Inc., 4.00%, 10/1/29(a)	124,000	104,373
Gap, Inc. (The)
3.63%, 10/1/29(a)	343,000	300,479
3.88%, 10/1/31(a)	122,000	103,194
Kohl's Corp., 4.63%, 5/1/31	185,000	155,137
Macy’s Retail Holdings LLC, 5.88%, 3/15/30(a)	128,000	124,396
Patrick Industries, Inc., 4.75%, 5/1/29(a)	331,000	309,137
QVC, Inc.
4.45%, 2/15/25	25,000	24,219
4.75%, 2/15/27	13,000	11,574
4.38%, 9/1/28	114,000	91,365
Raising Cane's Restaurants LLC, 9.38%, 5/1/29(a)	50,000	54,023
		2,969,803
Software - 0.4%
MicroStrategy, Inc., 6.13%, 6/15/28(a)	227,000	219,283

Telecommunications - 1.6%
C&W Senior Finance Ltd., 6.88%, 9/15/27(a)	60,000	56,674
Consolidated Communications, Inc., 6.50%, 10/1/28(a)	412,000	359,892
Frontier Communications Holdings LLC, 8.75%, 5/15/30(a)	90,000	92,071
Iliad Holding SASU, 7.00%, 10/15/28(a)	100,000	98,950
Intelsat Jackson Holdings SA, 6.50%, 3/15/30(a)	86,000	79,996
Sable International Finance Ltd., 5.75%, 9/7/27(a)	25,000	24,096
Vodafone Group PLC, 7.00%, (USD 5 Year Swap + 4.87%), 4/4/79(c)	64,000	66,124
		777,803
Transportation - 0.6%
Danaos Corp., 8.50%, 3/1/28(a)	173,000	176,546
GN Bondco LLC, 9.50%, 10/15/31(a)	80,000	79,875
Rand Parent LLC, 8.50%, 2/15/30(a)	42,000	41,590
		298,011
Trucking & Leasing - 1.1%
Fortress Transportation and Infrastructure Investors LLC
6.50%, 10/1/25(a)	5,000	4,992
9.75%, 8/1/27(a)	122,000	126,316
5.50%, 5/1/28(a)	293,000	283,856
7.88%, 12/1/30(a)	125,000	131,266
		546,430
Total Corporate Bonds and Notes
(Cost - $47,382,809)		48,476,690

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

	Shares/ Principal	Fair Value
Short-Term Investments - 0.2%
Money Market Funds - 0.2%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 5.21%(d) (Cost - $101,224)	101,224	$101,224

Total Investments - 99.4%
(Cost - $47,484,033)		$48,577,914
Other Assets Less Liabilities - Net 0.6%		276,041
Total Net Assets - 100.0%		$48,853,955

(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2024, these securities amounted to $43,107,221 or 88.2% of net assets.
(b)	PIK - Pay-in-kind security.
(c)	Variable rate or fixed to variable rate security. The rate shown is the rate in effect at period end.
(d)	The rate shown is the annualized seven-day yield at period end.

CMT	-	Treasury Constant Maturity Rate
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
U.S. 10 Year Note Future	Goldman Sachs & Co.	5	6/18/2024	$553,984	$1,662
U.S. 10 Year Ultra Future	Goldman Sachs & Co.	3	6/18/2024	343,828	1,993
U.S. 5 Year Note Future	Goldman Sachs & Co.	4	6/28/2024	428,063	469
U.S. Long Bond Future	Goldman Sachs & Co.	2	6/18/2024	240,875	3,016

					7,140
Short Futures Contracts
U.S. 2 Year Note Future	Goldman Sachs & Co.	1	6/28/2024	204,484	210
TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$7,350

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

AFFILIATED ISSUER TRANSACTIONS

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Fiscal period to date transactions with companies which are or were affiliates are as follows:

	Value at 12/31/23	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation (Depreciation)	Interest Income	Capital Gain Distributions	Number of Shares at 03/31/24	Value at 03/31/24
Crescent Energy Finance LLC, 7.25%, 5/1/26	$272,561	$—	$(269,379)	$8,667	$(11,849)	$5,512	$—	—	$—
Crescent Energy Finance LLC, 9.25%, 2/15/28	262,505	—	(261,918)	8,289	(8,876)	10,382	—	—	—
	$535,066	$—	$(531,297)	$16,956	$(20,725)	$15,894	$—	—	$—